Consolidated Statements of Income - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Operating revenue and other income:
Revenue	₩ 17,940,609	₩ 17,608,511	₩ 17,304,973
Other income	72,288	50,366	56,259
Operating revenue and other income	18,012,897	17,658,877	17,361,232
Operating expenses:
Labor	2,725,765	2,488,245	2,449,813
Commissions	5,564,289	5,549,899	5,518,786
Depreciation and amortization	3,560,374	3,614,766	3,621,325
Network interconnection	692,881	678,459	715,285
Leased lines	265,518	275,477	268,426
Advertising	186,340	235,769	252,402
Rent	136,753	142,356	143,747
Cost of goods sold	1,326,159	1,266,357	1,268,124
Others	1,863,956	1,651,273	1,528,976
Operating expenses	16,322,035	15,902,601	15,766,884
Operating profit	1,690,862	1,756,276	1,594,348
Finance income	355,035	248,376	179,838
Finance costs	(605,919)	(527,401)	(456,327)
Gain (loss) relating to investments in subsidiaries, associates and joint ventures, net	321,787	10,928	(81,707)
Profit before income tax	1,761,765	1,488,179	1,236,152
Income tax expense	374,670	342,242	288,321
Profit for the year	1,387,095	1,145,937	947,831
Attributable to:
Owners of the Parent Company	1,250,155	1,093,611	912,400
Non-controlling interests	₩ 136,940	₩ 52,326	₩ 35,431
Earnings per share(Restated):
Basic earnings per share (in won)	₩ 5,780	₩ 4,954	₩ 4,118
Diluted earnings per share (in won)	₩ 5,765	₩ 4,950	₩ 4,116